PARTY-IN-INTEREST TRANSACTIONS (Details) - 401(k) Profit Sharing Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PARTY-IN-INTEREST TRANSACTIONS
Market value of shares	$ 26,023,310	$ 25,388,932
Costs for the services related to Plan administration	66,295
Plan sponsor | Company common stock
PARTY-IN-INTEREST TRANSACTIONS
Shares purchased	$ 67,888
Number of shares purchased	3,353
Shares sold	$ 110,298
Number of shares sold	5,584
Market value of shares	$ 1,835,041	$ 1,717,906
Third-party administrator
PARTY-IN-INTEREST TRANSACTIONS
Costs for the services related to Plan administration	$ 66,295